NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 8,722,832	$ 10,253,742
Restricted cash	$ 4,070,655	7,192,928
Bank fee percentage	0.05%
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 726,903
Repayment date	Sep. 28, 2019
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 726,903
Repayment date	Sep. 28, 2019
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 2,326,088
Repayment date	Aug. 28, 2019
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 2,326,088
Repayment date	Aug. 28, 2019
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 828,669
Repayment date	Mar. 07, 2019
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 334,375
Repayment date	Mar. 06, 2019
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 726,903
Repayment date	Feb. 07, 2019
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 726,903
Repayment date	Feb. 06, 2019
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,530,409
Repayment date		Dec. 19, 2018
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,530,409
Repayment date		Oct. 13, 2018
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 2,448,655
Repayment date		Aug. 22, 2018
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 2,448,655
Repayment date		Aug. 22, 2018
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 765,205
Repayment date		Aug. 14, 2018
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,530,409
Repayment date		Jun. 27, 2018